Document and Entity Information	Mar. 24, 2022
Details
Registrant CIK	0001011432
Registrant Name	CYNERGISTEK, INC.
SEC Form	8-K
Period End date	Mar. 24, 2022
Tax Identification Number (TIN)	37-1867101
Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-27507
Entity Address, Address Line One	11940 Jollyville Road
Entity Address, Address Line Two	Suite 300-N
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78759
City Area Code	512
Local Phone Number	402-8550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false